Other Component of Equity (Details)				9 Months Ended		12 Months Ended
	May 01, 2023 CAD ($)	May 01, 2023 USD ($)	Jul. 06, 2020 $ / shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2023 ₪ / shares
Other Components of Equity [Line Items]
Acquisition controlling interest			60.00%
Common shares (in Dollars per share) | $ / shares			$ 10.76
Cash based on a price per share | $ / shares						$ 0.0001
Share call and cash call options (in Shares) | shares						750,000
Fair value of purchase price						$ 2,431,688
Derivative financial asset
Fair value call options
Fee payable in exchange of a number of common shares (in Dollars)		$ 700,000
Transaction fee was recognized as transaction costs	$ (506,774)			$ 6,390,510	$ 1,753,734	$ 3,515,506	$ 4,917,057	$ 10,624,628
Previously Reported [Member]
Other Components of Equity [Line Items]
Transaction fee was recognized as transaction costs	$ (437,500)
Purchased call options [Member]
Other Components of Equity [Line Items]
Cash based on a price per share | (per share)			$ 0.026						₪ 0.01
Put options [Member]
Other Components of Equity [Line Items]
Acquisition controlling interest			40.00%
Vayavision Subject [Member]
Other Components of Equity [Line Items]
Share call and cash call options (in Shares) | shares						1,021,462